United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09018

                         AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Mileage Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2008 is provided below.




MERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT        VALUE
                                                                                   -----------   ----------
                                                                                    (DOLLARS IN THOUSANDS)
CERTIFICATES OF DEPOSIT AND BANK NOTES - 80.70%
   Bank of America, NA,
      2.67%, Due 10/29/2008 ....................................................   $   136,772   $  136,772
      2.70%, Due 12/5/2008 .....................................................       182,358      182,358
   Bank of Nova Scotia Hou.,
      2.72%, Due 10/15/2008 ....................................................        68,384       68,384
      2.72%, Due 11/21/2008 ....................................................       113,974      113,974
      2.71%, Due 12/8/2008 .....................................................       182,358      182,358
   Barclays Bank plc N.Y., 2.80%, Due 11/17/2008 ...............................       136,772      136,772
   BNP Paribas N.Y.,
      2.72%, Due 10/7/2008 .....................................................        68,384       68,384
      2.77%, Due 11/6/2008 .....................................................       136,773      136,773
      2.81%, Due 12/4/2008 .....................................................       136,772      136,772
      2.80%, Due 12/10/2008 ....................................................        91,182       91,182
   Caylon N.Y., 2.66%, Due 10/22/2008 ..........................................       182,358      182,358
   Commonwealth Bank of Australia N.Y.,
      2.65%, Due 10/27/2008 ....................................................        91,182       91,182
      2.71%, Due 10/31/2008 ....................................................        91,182       91,182
      2.70%, Due 11/18/2008 ....................................................        91,182       91,182
      2.71%, Due 11/18/2008 ....................................................        91,182       91,182
      2.71%, Due 12/12/2008 ....................................................        91,182       91,182
   DNB NOR Bank ASA N.Y.,
      2.72%, Due 10/29/2008 ....................................................        91,182       91,182
      2.72%, Due 11/12/2008 ....................................................       182,358      182,358
      2.71%, Due 11/14/2008 ....................................................       182,358      182,358
   HSBC Bank USA, 2.72%, Due 11/13/2008 ........................................       182,358      182,358
   Lloyds Bank N.Y.,
      2.61%, Due 10/24/2008 ....................................................       182,358      182,358
      2.70%, Due 10/30/2008 ....................................................        67,417       67,417
      2.72%, Due 11/21/2008 ....................................................       182,358      182,358
   National Australia Bank N.Y. Ltd.,
      2.82%, Due 11/3/2008 .....................................................       182,360      182,360
      2.84%, Due 11/3/2008 .....................................................       182,360      182,360
   Nordea Bank Finland N.Y.,
      2.72%, Due 11/5/2008 .....................................................       182,359      182,359
      2.70%, Due 11/10/2008 ....................................................       136,772      136,772
      2.71%, Due 11/13/2008 ....................................................        91,182       91,182
   Rabobank Nederland N.Y.,
      2.70%, Due 10/6/2008 .....................................................       227,950      227,950
      2.70%, Due 11/24/2008 ....................................................       136,772      136,772
   Royal Bank of Canada N.Y., 2.70%, Due 11/20/2008 ............................       182,365      182,365
   Societe Generale N.Y.,
      2.70%, Due 10/17/2008 ....................................................       136,772      136,772
      2.70%, Due 10/27/2008 ....................................................       136,772      136,772
   Svenska Handelsbanken AB N.Y., 2.72%, Due 11/19/2008 ........................       136,772      136,772

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT        VALUE
                                                                                   -----------   ----------
                                                                                    (DOLLARS IN THOUSANDS)
   Toronto Dominion Bank N.Y.,
      2.72%, Due 10/20/2008 ....................................................   $    45,592   $   45,592
      2.85%, Due 11/14/2008 ....................................................        68,388       68,388
   US Bank, NA,
      2.83%, Due 10/20/2008 ....................................................        91,182       91,182
      2.70%, Due 11/17/2008 ....................................................       182,358      182,358
   Wells Fargo Bank, 2.64%, Due 10/30/2008 .....................................       182,358      182,358
   Westpac Banking N.Y., 2.73%, Due 11/4/2008 ..................................       136,773      136,773
                                                                                                 ----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                                   5,401,473
                                                                                                 ----------
COMMERCIAL PAPER - 8.37%
   ING (US) Funding LLC,
      2.70%, Due 10/28/2008 ....................................................       182,358      181,989
      2.715%, Due 12/1/2008 ....................................................       113,974      113,450
   Long Lane Master Trust IV, 6.50%, Due 10/1/2008 .............................       140,000      140,000
   Westpac Banking N.Y., 2.72%, Due 11/17/2008 # ...............................       125,000      124,556
                                                                                                 ----------
   TOTAL COMMERCIAL PAPER                                                                           559,995
                                                                                                 ----------
REPURCHASE AGREEMENTS - 10.58%
   Barclays Capital, Inc., 2.20%, Due 10/1/2008 (Held at Bank of New York,
      Collateralized by U.S. Government Agency Obligations valued at $8,124,
      5.5%, 1/1/2038) ..........................................................         7,965        7,965
      7.25%, Due 10/1/2008 (Held at Bank of New York, Collateralized by Equity
         Securities valued at $183,750) ........................................       175,000      175,000
   Citigroup, Inc., 7.30%, Due 10/1/2008 (Held at Chase NYC, Collateralized by
      Equity Securities valued at $208,039) ....................................       200,000      200,000
   Deutsche Bank Securities, Inc., 7.20%, Due 10/1/2008 (Held at Bank of New
      York, Collateralized by Equity Securities valued at $341,250) ............       325,000      325,000
                                                                                                 ----------
   TOTAL REPURCHASE AGREEMENTS .................................................                    707,965
                                                                                                 ----------
TOTAL INVESTMENTS - 99.65% (COST $6,669,433) ...................................                 $6,669,433
OTHER ASSETS, NET OF LIABILITIES - 0.35% .......................................                     23,250
                                                                                                 ----------
TOTAL NET ASSETS - 100.00% .....................................................                 $6,692,683
                                                                                                 ==========

     Percentages are stated as a percent of net assets.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $124,556 or 1.86% of net assets. The Fund has no right to demand registration of these securities.


                             See accompanying notes

AMERICAN BEACON MILEAGE FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Mileage Fund's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of September 30, 2008 is as follows (in thousands):

                                                 Investments
Valuation Inputs                                in Securities
----------------                                -------------
Level 1 - Quoted Prices                          $         0
Level 2 - Other significant observable inputs      6,669,433
Level 3 - Significant unobservable inputs                  0
                                                 -----------
Total                                            $ 6,669,433

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MILEAGE FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 26, 2008
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 26, 2008
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 26, 2008
      -----------------